American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2026

Mid Cap Value Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.6%
L3Harris Technologies, Inc.	197,269	57,324,399
Textron, Inc.	349,252	32,036,886
		89,361,285
Automobile Components — 1.6%
BorgWarner, Inc.	426,435	28,315,284
Cie Generale des Etablissements Michelin SCA	758,295	29,293,140
Gentex Corp.	1,248,754	31,556,014
		89,164,438
Banks — 7.1%
Commerce Bancshares, Inc.	1,949,414	112,578,658
First Hawaiian, Inc.	1,350,043	39,556,260
Prosperity Bancshares, Inc.	1,119,669	81,769,427
Truist Financial Corp.	1,362,394	67,874,469
U.S. Bancorp	1,111,297	67,122,339
Westamerica Bancorporation	575,985	33,793,040
		402,694,193
Beverages — 0.8%
Heineken NV	511,032	42,907,558
Building Products — 3.3%
A.O. Smith Corp.	856,844	53,741,256
Daikin Industries Ltd.	282,700	43,122,693
Masco Corp.	430,256	35,009,931
Owens Corning	345,232	54,878,079
		186,751,959
Capital Markets — 3.8%
Ameriprise Financial, Inc.	112,598	51,655,459
Northern Trust Corp.	498,573	86,671,930
Raymond James Financial, Inc.	229,479	34,887,692
T. Rowe Price Group, Inc.	366,332	41,648,285
		214,863,366
Chemicals — 1.1%
CF Industries Holdings, Inc.	215,850	23,367,921
PPG Industries, Inc.	328,085	39,793,430
		63,161,351
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	93,876	20,003,098
Communications Equipment — 0.8%
F5, Inc.(1)	113,412	47,174,856
Construction Materials — 0.8%
Amrize Ltd.(1)	870,684	46,407,457
Consumer Staples Distribution & Retail — 1.4%
Koninklijke Ahold Delhaize NV	1,271,510	51,197,893
Target Corp.	202,523	26,451,529
		77,649,422
Containers and Packaging — 1.6%
Packaging Corp. of America	389,608	92,835,794
Distributors — 0.6%
Pool Corp.	153,741	33,038,941

Electric Utilities — 6.0%
Duke Energy Corp.	536,689	67,934,094
Evergy, Inc.	1,072,433	92,690,384
Eversource Energy	263,301	19,028,763
Pinnacle West Capital Corp.	185,473	19,845,611
PPL Corp.	1,225,429	44,544,344
Xcel Energy, Inc.	1,142,017	91,703,965
		335,747,161
Electrical Equipment — 0.8%
Sensata Technologies Holding PLC	981,234	46,844,111
Electronic Equipment, Instruments and Components — 2.7%
CDW Corp.	308,326	43,362,969
Ralliant Corp.	647,396	47,667,767
TE Connectivity PLC	170,592	34,393,053
Vontier Corp.	890,463	25,823,427
		151,247,216
Energy Equipment and Services — 2.5%
Baker Hughes Co.	1,537,686	85,341,573
SLB Ltd.	1,155,782	53,732,305
		139,073,878
Food Products — 0.4%
Mondelez International, Inc., Class A	364,598	21,088,348
Gas Utilities — 2.2%
ONE Gas, Inc.	1,026,872	79,141,025
Spire, Inc.	601,517	46,972,463
		126,113,488
Ground Transportation — 2.2%
Canadian Pacific Kansas City Ltd.	483,410	41,910,872
CSX Corp.	920,573	43,754,835
Norfolk Southern Corp.	129,841	40,846,680
		126,512,387
Health Care Equipment and Supplies — 6.6%
Becton Dickinson & Co.	599,567	90,732,474
Envista Holdings Corp.(1)	1,574,304	41,482,910
GE HealthCare Technologies, Inc.	1,071,052	68,558,038
Medtronic PLC	709,211	55,481,577
Zimmer Biomet Holdings, Inc.	1,315,808	113,277,911
		369,532,910
Health Care Providers and Services — 7.1%
Cencora, Inc.	195,221	55,243,639
Henry Schein, Inc.(1)	1,334,816	111,483,832
Humana, Inc.	65,748	26,116,420
Labcorp Holdings, Inc.	371,189	103,932,920
Quest Diagnostics, Inc.	253,947	53,824,067
Universal Health Services, Inc., Class B	335,629	49,904,676
		400,505,554
Health Care REITs — 1.8%
CareTrust REIT, Inc.	528,150	21,310,853
Healthpeak Properties, Inc.	1,981,777	42,410,028
Ventas, Inc.	445,874	39,593,611
		103,314,492
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA(2)	552,155	31,937,053

Household Durables — 1.6%
Mohawk Industries, Inc.(1)	178,247	21,626,709
PulteGroup, Inc.	481,673	66,090,352
		87,717,061
Household Products — 3.1%
Colgate-Palmolive Co.	239,954	21,998,983
Henkel AG & Co. KGaA, Preference Shares	312,974	26,321,003
Kimberly-Clark Corp.	1,162,554	127,613,552
		175,933,538
Insurance — 6.4%
Allstate Corp.	309,945	73,748,313
Hanover Insurance Group, Inc.	46,300	9,913,756
Marsh & McLennan Cos., Inc.	495,792	82,633,653
Reinsurance Group of America, Inc.	358,306	76,193,771
Selective Insurance Group, Inc.	307,488	29,829,411
Willis Towers Watson PLC	330,551	86,396,115
		358,715,019
IT Services — 2.0%
Akamai Technologies, Inc.(1)	347,591	41,088,732
Amdocs Ltd.	789,232	39,887,785
Cognizant Technology Solutions Corp., Class A	792,389	30,689,226
		111,665,743
Life Sciences Tools and Services — 1.5%
IQVIA Holdings, Inc.(1)	316,892	61,229,872
Waters Corp.(1)	55,526	20,824,471
		82,054,343
Machinery — 4.1%
Cummins, Inc.	40,386	28,803,699
Fortive Corp.	521,263	31,843,957
Gates Industrial Corp. PLC(1)	730,963	20,445,035
IDEX Corp.	86,770	19,692,452
Oshkosh Corp.	222,048	34,079,927
PACCAR, Inc.	166,294	19,975,235
Stanley Black & Decker, Inc.	405,704	38,184,860
Timken Co.	131,925	19,171,341
Toro Co.	204,387	19,911,382
		232,107,888
Media — 0.6%
Publicis Groupe SA	325,251	32,142,238
Metals and Mining — 0.8%
Reliance, Inc.	118,656	44,329,882
Multi-Utilities — 1.6%
Northwestern Energy Group, Inc.	622,113	44,555,733
WEC Energy Group, Inc.	382,086	44,616,182
		89,171,915
Oil, Gas and Consumable Fuels — 4.6%
Devon Energy Corp.	568,344	23,483,974
Diamondback Energy, Inc.	424,831	74,676,793
Enterprise Products Partners LP	2,414,254	88,747,977
EQT Corp.	774,634	41,187,290
Phillips 66	178,136	30,113,891
		258,209,925
Passenger Airlines — 0.8%
Southwest Airlines Co.	878,807	45,188,256

Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	209,816	16,564,973
Kenvue, Inc.	563,812	10,774,448
		27,339,421
Residential REITs — 1.7%
Equity Residential	1,131,131	76,837,729
Essex Property Trust, Inc.	56,667	16,523,530
		93,361,259
Retail REITs — 2.2%
Agree Realty Corp.	331,176	25,083,270
Realty Income Corp.	1,286,742	79,726,535
Regency Centers Corp.	270,534	21,572,381
		126,382,186
Semiconductors and Semiconductor Equipment — 1.9%
Infineon Technologies AG	425,038	40,039,383
NXP Semiconductors NV	141,273	39,701,951
Teradyne, Inc.	59,517	28,796,705
		108,538,039
Software — 0.8%
Roper Technologies, Inc.	95,155	32,199,500
Trimble, Inc.(1)	293,765	15,034,893
		47,234,393
Specialized REITs — 2.3%
American Tower Corp.	272,691	44,604,067
Iron Mountain, Inc.	284,041	35,877,219
Public Storage	87,844	27,961,623
VICI Properties, Inc.	770,718	20,462,563
		128,905,472
Specialty Retail — 0.1%
Tractor Supply Co.	180,464	5,704,467
Technology Hardware, Storage and Peripherals — 1.1%
Hewlett Packard Enterprise Co.	618,150	27,884,746
HP, Inc.	1,561,454	34,258,301
		62,143,047
Trading Companies and Distributors — 3.0%
Bunzl PLC	2,405,578	83,951,750
MSC Industrial Direct Co., Inc., Class A	493,931	58,753,092
Sunbelt Rentals Holdings, Inc.	375,375	28,081,804
		170,786,646
TOTAL COMMON STOCKS (Cost $4,590,643,652)		5,545,561,054
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,509,021	1,509,021
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 6/30/28, valued at $93,962,449), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $92,129,340)		92,120,000
TOTAL SHORT-TERM INVESTMENTS (Cost $93,629,021)		93,629,021
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,684,272,673)		5,639,190,075
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,835,978)
TOTAL NET ASSETS — 100.0%		$5,635,354,097

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	815043	CAD	1,151,511	Bank of America NA	9/25/26	$40
USD	1661048	CAD	2,350,547	Bank of America NA	9/25/26	(2,594)
USD	15711295	CAD	22,162,746	Goldman Sachs & Co. LLC	9/25/26	25,213
USD	2333980	CAD	3,300,551	Goldman Sachs & Co. LLC	9/25/26	(2,045)
USD	15711986	CAD	22,162,745	JPMorgan Chase Bank NA	9/25/26	25,903
USD	53473619	EUR	46,566,341	Bank of America NA	9/25/26	78,311
USD	53492106	EUR	46,566,341	Citibank NA	9/25/26	96,797
USD	53462695	EUR	46,566,341	Morgan Stanley & Co. LLC	9/25/26	67,386
USD	53467193	EUR	46,566,341	UBS AG	9/25/26	71,885
USD	47875701	GBP	36,114,779	Bank of America NA	9/25/26	(28,961)
USD	47880125	GBP	36,114,779	JPMorgan Chase Bank NA	9/25/26	(24,537)
USD	35570810	JPY	5,690,185,600	Bank of America NA	9/25/26	334,464
USD	1162691	JPY	187,430,100	Bank of America NA	9/25/26	2,035
						$643,897

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,096,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,151,952, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$59,871,298	$29,293,140	—
Beverages	—	42,907,558	—
Building Products	143,629,266	43,122,693	—
Consumer Staples Distribution & Retail	26,451,529	51,197,893	—
Ground Transportation	84,601,515	41,910,872	—
Hotels, Restaurants and Leisure	—	31,937,053	—
Household Products	149,612,535	26,321,003	—
Media	—	32,142,238	—
Semiconductors and Semiconductor Equipment	68,498,656	40,039,383	—
Trading Companies and Distributors	86,834,896	83,951,750	—
Other Industries	4,503,237,776	—	—
Short-Term Investments	1,509,021	92,120,000	—
	$5,124,246,492	$514,943,583	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$702,034	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$58,137	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.